Property and Equipment, Net (Details) - Schedule of Property and Equipment ¥ in Thousands, $ in Thousands	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 982,479	$ 6,236	¥ 832,539
Less: Accumulated depreciation and amortization	(405,611)	(2,574)	(324,761)
Property and equipment, net	576,868	3,662	507,778
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	218,980	1,390	218,980
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	161,503	1,025	161,503
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	193,982	1,231	98,626
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	7,954	50	7,954
Tools and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	400,060	2,540	341,076
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment			¥ 4,400